Annual Total Returns (Bar Chart) (Invesco V.I. Leisure Fund, Series II shares, Invesco V.I. Leisure Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Leisure Fund | Series II shares, Invesco V.I. Leisure Fund
Annual Total Returns
'03	28.32%
'04	13.22%
'05	(1.37%)
'06	24.28%
'07	(1.13%)
'08	(43.17%)
'09	32.47%
'10	21.70%